Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
The following table presents the components of the Company’s Other assets at December 31, 2021 and 2020:

(In Thousands)	December 31, 2021	December 31, 2020
REO (1)	$156,223	$249,699
Goodwill	61,076	—
Intangibles, net (2)	21,400	—
Capital contributions made to loan origination partners	71,673	47,148
Other interest-earning assets	57,522	—
Interest receivable	50,191	38,850
Other loan related receivables	34,191	16,682
Lease Right-of-Use Asset (3)	39,370	758
Other	73,910	32,244
Total Other Assets	$565,556	$385,381

(1)Includes $11.3 million and $61.8 million of REO that is held-for-investment at December 31, 2021 and 2020.
(2)Net of aggregate accumulated amortization of $6.6 million as of December 31, 2021.
(3)An estimated incremental borrowing rate of 7.5% was used in connection with the Company’s primary operating lease (see Notes 2 and 9).
Schedule of activity for real estate owned
The following table presents the activity in the Company’s REO for the years ended December 31, 2021 and 2020:

	For the Year Ended December 31,
(Dollars In Thousands)	2021	2020
Balance at beginning of period	$249,699	$411,659
Adjustments to record at lower of cost or fair value	(4,772)	(12,570)
Transfer from residential whole loans (1)	72,304	96,766
Purchases and capital improvements, net	2,458	10,198
Disposals and other (2)	(163,466)	(256,354)
Balance at end of period	$156,223	$249,699

Number of properties	553	946

(1)Includes a net loss recorded on transfer of approximately $700,000 and a net gain recorded on transfer of approximately $5.1 million, respectively, for the years ended December 31, 2021 and 2020.
(2)During the year ended December 31, 2021, the Company sold 647 REO properties for consideration of $187.9 million, realizing net gains of approximately $23.5 million. During the year ended December 31, 2020, the Company sold 1,086 REO properties for consideration of $274.1 million, realizing net gains of approximately $15.1 million. These amounts are included in Other Income, net on the Company’s consolidated statements of operations.
Schedule of assets pledged as collateral against derivative contracts	The following table presents the assets pledged as collateral against the Company’s Swap contracts at December 31, 2021 and 2020:

	December 31,
(In Thousands)	2021	2020
Restricted Cash	$14,446	$—

Schedule of information about swaps
The following table presents information about the Company’s Swaps at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
Maturity (1)	Notional Amount	Weighted Average Fixed-Pay Interest Rate	Weighted Average Variable Interest Rate (2)	Notional Amount	Weighted Average Fixed-Pay Interest Rate	Weighted Average Variable Interest Rate (2)
(Dollars in Thousands)
Within 30 days to 12 months	$—	—%	—%	$—	—%	—%
Over 12 months to 24 months	—	—	—	—	—	—
Over 24 months to 36 months	450,010	0.90	0.05	—	—	—
Over 36 months to 48 months	—	—	—	—	—	—
Over 48 months to 60 months	450,000	1.12	0.05	—	—	—
Total Swaps	$900,010	1.01%	0.05%	$—	—%	—%

(1)Each maturity category reflects contractual amortization and/or maturity of notional amounts.
(2)Reflects the benchmark variable rate due from the counterparty at the date presented, which rate adjusts annually based on SOFR.
Schedule of interest expense and the weighted average interest rate paid and received on swaps
The following table presents the net impact of the Company’s derivative hedging instruments on its net interest expense and the weighted average interest rate paid and received for such Swaps for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(Dollars in Thousands)	2021	2020	2019
Interest expense attributable to Swaps	$—	$(3,359)	$927
Weighted average Swap rate paid	—%	2.06%	2.28%
Weighted average Swap rate received	—%	1.63%	2.24%

Schedule of impact of hedging instruments on AOCI
The following table presents the impact of the Company’s derivative hedging instruments on its AOCI for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
AOCI from derivative hedging instruments:
Balance at beginning of period	$—	$(22,675)	$3,121
Net loss on Swaps	—	(50,127)	(23,342)
Reclassification adjustment for losses/gains related to hedging instruments included in net income	—	72,802	(2,454)
Balance at end of period	$—	$—	$(22,675)

Schedule of Notional Amounts of Outstanding Derivative Positions	The table below summarizes open short positions in TBA securities as of December 31, 2021, which had an aggregate value of $(1.3) million and were included in Other liabilities on the Company’s consolidated balance sheets.

(Dollars in Thousands)	Notional Amount	Settlement Date
TBA Security
FNCL 2.5 1/22	$180,000	January 13, 2022
FNCL 2 1/21	$130,000	January 13, 2022